Condensed Consolidated Statements of Stockholders' Equity (Unaudited) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Transaction costs	$ 659	$ 9,232